ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 8 - ACCRUED LIABILITIES

	As of December 31,
	2022	2021

Employee-related liabilities	$1,372	$1,031
Other current liabilities	298	396
	$1,670	$1,427

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)